February 23, 2015

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Spectrum Fund, Inc. (“Registrant”)

 consisting of the following series:

   Spectrum Growth Fund

 File Nos.: 033-10992/811-4998

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated February 17, 2015. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to add International Discovery Fund to the list of underlying funds in which the fund can invest.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on February 17, 2015.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman